35. Operating Segments (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
NET OPERATING REVENUE		R$ 14,024,573	R$ 13,101,753	R$ 14,945,844
Net operating revenues - third-parties		14,024,573	13,101,753	14,945,844
Net operating revenues - between segments		0	0	0
OPERATING COSTS AND EXPENSES		(11,984,931)	(11,279,346)	(12,911,938)
Energy purchased for resale		(6,165,450)	(4,685,604)	(6,032,916)
Charges for use of the main transmission grid		(712,030)	(866,243)	(919,788)
Personnel and management		(1,343,344)	(1,304,418)	(1,168,850)
Pension and healthcare plans		(237,597)	(259,767)	(254,327)
Materials and supplies		(83,124)	(81,463)	(76,702)
Raw materials and supplies for generation		(97,360)	(33,352)	(199,323)
Natural gas and supplies for gas business		(309,542)	(325,413)	(1,176,090)
Third party services		(521,515)	(550,493)	(519,503)
Depreciation and amortization		(731,599)	(708,296)	(676,472)
Provision/reversal for litigations		(386,373)	21,408	(48,501)
Impairment of assets		122,782	(581,577)	66,029
Other estimated losses, provisions and reversals		(101,948)	(208,527)	(228,357)
Construction cost		(1,003,881)	(1,280,745)	(1,251,004)
Other operating costs and expenses		(413,950)	(414,856)	(426,134)
EQUITY IN EARNINGS OF INVESTEES		101,739	166,411	87,590
PROFIT (LOSS) BEFORE FINANCIAL INCOME AND TAX		2,141,381	1,988,818	2,121,496
Financial income		699,310	903,936	769,627
Financial expenses		(1,447,750)	(1,498,592)	(1,197,329)
OPERATING PROFIT (LOSS)		1,392,941	1,394,162	1,693,794
Income tax and social contribution		(274,686)	(519,690)	(532,229)
Net income (loss)		1,118,255	874,472	1,161,565
Electricity GET GER
Disclosure of operating segments [line items]
NET OPERATING REVENUE		3,176,811	2,927,680	4,264,197
Net operating revenues - third-parties		2,851,644	2,618,869	3,954,296
Net operating revenues - between segments		325,167	308,811	309,901
OPERATING COSTS AND EXPENSES		(1,868,390)	(2,032,767)	(2,580,045)
Energy purchased for resale		(390,019)	(92,050)	(309,682)
Charges for use of the main transmission grid		(352,958)	(322,849)	(294,660)
Personnel and management		(218,456)	(208,887)	(186,385)
Pension and healthcare plans		(38,782)	(43,251)	(40,325)
Materials and supplies		(12,463)	(12,768)	(12,502)
Raw materials and supplies for generation		(102,719)	(77,797)	(996,679)
Natural gas and supplies for gas business		0	0	0
Third party services		(120,993)	(157,602)	(184,228)
Depreciation and amortization		(368,987)	(369,352)	(369,778)
Provision/reversal for litigations		(39,733)	(1,086)	89,726
Impairment of assets		3,886	(494,098)	66,029
Other estimated losses, provisions and reversals		(9,397)	(30,700)	(122,700)
Construction cost		0	0	0
Other operating costs and expenses		(217,769)	(222,327)	(218,861)
EQUITY IN EARNINGS OF INVESTEES		(5,777)	(55,284)	(4,955)
PROFIT (LOSS) BEFORE FINANCIAL INCOME AND TAX		1,302,644	894,913	1,679,197
Financial income		73,433	130,077	114,767
Financial expenses		(565,837)	(617,341)	(513,822)
OPERATING PROFIT (LOSS)		810,240	407,649	1,280,142
Income tax and social contribution		(191,899)	(205,027)	(392,507)
Net income (loss)		618,341	202,622	887,635
Electricity GET TRA
Disclosure of operating segments [line items]
NET OPERATING REVENUE		819,623	1,491,547	501,387
Net operating revenues - third-parties		640,199	1,406,335	420,451
Net operating revenues - between segments		179,424	85,212	80,936
OPERATING COSTS AND EXPENSES		(546,510)	(605,202)	(394,015)
Energy purchased for resale		0	0	0
Charges for use of the main transmission grid		0	0	0
Personnel and management		(122,515)	(116,966)	(79,873)
Pension and healthcare plans		(22,733)	(24,171)	(18,477)
Materials and supplies		(4,732)	(5,017)	(3,399)
Raw materials and supplies for generation		0	0	0
Natural gas and supplies for gas business		0	0	0
Third party services		(24,609)	(24,030)	(20,476)
Depreciation and amortization		(7,201)	(3,697)	(3,399)
Provision/reversal for litigations		(81,210)	(9,234)	35,061
Impairment of assets		0	0	0
Other estimated losses, provisions and reversals		1,107	(975)	0
Construction cost		(272,216)	(406,345)	(287,247)
Other operating costs and expenses		(12,401)	(14,767)	(16,205)
EQUITY IN EARNINGS OF INVESTEES		93,145	117,970	22,853
PROFIT (LOSS) BEFORE FINANCIAL INCOME AND TAX		366,258	1,004,315	130,225
Financial income		13,313	21,339	33,198
Financial expenses		(123,707)	(108,538)	(9,583)
OPERATING PROFIT (LOSS)		255,864	917,116	153,840
Income tax and social contribution		(30,515)	(220,512)	(30,966)
Net income (loss)		225,349	696,604	122,874
Electric Energy DIS
Disclosure of operating segments [line items]
NET OPERATING REVENUE		9,358,664	8,344,765	9,797,855
Net operating revenues - third-parties		9,324,633	8,313,141	9,770,086
Net operating revenues - between segments		34,031	31,624	27,769
OPERATING COSTS AND EXPENSES		(9,071,359)	(8,502,377)	(9,516,397)
Energy purchased for resale		(5,717,970)	(4,893,230)	(6,007,222)
Charges for use of the main transmission grid		(554,805)	(642,753)	(706,680)
Personnel and management		(822,963)	(804,974)	(699,891)
Pension and healthcare plans		(154,285)	(163,329)	(165,635)
Materials and supplies		(60,320)	(59,178)	(55,531)
Raw materials and supplies for generation		0	0	0
Natural gas and supplies for gas business		0	0	0
Third party services		(347,393)	(348,479)	(353,773)
Depreciation and amortization		(285,835)	(274,180)	(243,645)
Provision/reversal for litigations		(168,600)	(128,899)	(164,615)
Impairment of assets		0	0	0
Other estimated losses, provisions and reversals		(83,916)	(171,045)	(104,121)
Construction cost		(717,351)	(849,275)	(896,924)
Other operating costs and expenses		(157,921)	(167,035)	(118,360)
EQUITY IN EARNINGS OF INVESTEES		0	0	0
PROFIT (LOSS) BEFORE FINANCIAL INCOME AND TAX		287,305	(157,612)	281,458
Financial income		380,597	396,880	354,626
Financial expenses		(343,540)	(401,863)	(340,439)
OPERATING PROFIT (LOSS)		324,362	(162,595)	295,645
Income tax and social contribution		22,893	(17,851)	(89,591)
Net income (loss)		347,255	(180,446)	206,054
TEL
Disclosure of operating segments [line items]
NET OPERATING REVENUE		380,550	325,115	272,247
Net operating revenues - third-parties		306,473	258,794	207,091
Net operating revenues - between segments		74,077	66,321	65,156
OPERATING COSTS AND EXPENSES		(286,363)	(241,848)	(203,878)
Energy purchased for resale		0	0	0
Charges for use of the main transmission grid		0	0	0
Personnel and management		(107,874)	(101,397)	(87,393)
Pension and healthcare plans		(14,800)	(18,827)	(17,516)
Materials and supplies		(2,978)	(2,044)	(2,745)
Raw materials and supplies for generation		0	0	0
Natural gas and supplies for gas business		0	0	0
Third party services		(67,612)	(46,552)	(35,900)
Depreciation and amortization		(39,553)	(34,645)	(31,510)
Provision/reversal for litigations		(3,648)	(4,653)	(3,742)
Impairment of assets		0	0	0
Other estimated losses, provisions and reversals		(8,309)	(2,598)	(987)
Construction cost		0	0	0
Other operating costs and expenses		(41,589)	(31,132)	(24,085)
EQUITY IN EARNINGS OF INVESTEES		0	0	0
PROFIT (LOSS) BEFORE FINANCIAL INCOME AND TAX		94,187	83,267	68,369
Financial income		11,828	13,489	5,939
Financial expenses		(30,691)	(23,100)	(6,459)
OPERATING PROFIT (LOSS)		75,324	73,656	67,849
Income tax and social contribution		(21,272)	(15,324)	(13,205)
Net income (loss)		54,052	58,332	54,644
GAS
Disclosure of operating segments [line items]
NET OPERATING REVENUE		515,563	542,822	1,391,474
Net operating revenues - third-parties		510,010	498,376	593,920
Net operating revenues - between segments		5,553	44,446	797,554
OPERATING COSTS AND EXPENSES		(309,213)	(534,817)	(1,360,357)
Energy purchased for resale		0	0	0
Charges for use of the main transmission grid		0	0	0
Personnel and management		(35,761)	(32,765)	(30,715)
Pension and healthcare plans		(3,577)	(3,596)	(3,264)
Materials and supplies		(1,936)	(1,768)	(1,937)
Raw materials and supplies for generation		0	0	0
Natural gas and supplies for gas business		(309,542)	(325,413)	(1,176,090)
Third party services		(22,670)	(20,082)	(20,282)
Depreciation and amortization		(28,753)	(25,251)	(21,532)
Provision/reversal for litigations		854	(1,036)	(7,744)
Impairment of assets		123,586	(87,479)	0
Other estimated losses, provisions and reversals		(1,433)	(3,209)	(549)
Construction cost		(14,314)	(25,125)	(66,833)
Other operating costs and expenses		(15,667)	(9,093)	(31,411)
EQUITY IN EARNINGS OF INVESTEES		0	0	0
PROFIT (LOSS) BEFORE FINANCIAL INCOME AND TAX		206,350	8,005	31,117
Financial income		38,821	13,551	14,968
Financial expenses		(64,433)	(14,973)	(13,898)
OPERATING PROFIT (LOSS)		180,738	6,583	32,187
Income tax and social contribution		(66,785)	(1,632)	(9,119)
Net income (loss)		113,953	4,951	23,068
COM
Disclosure of operating segments [line items]
NET OPERATING REVENUE	[1]	664,495
Net operating revenues - third-parties	[1]	664,495
Net operating revenues - between segments	[1]	0
OPERATING COSTS AND EXPENSES	[1]	(654,445)
Energy purchased for resale	[1]	(654,026)
Charges for use of the main transmission grid	[1]	0
Personnel and management	[1]	(12,993)
Pension and healthcare plans	[1]	(1,415)
Materials and supplies	[1]	(27)
Raw materials and supplies for generation	[1]	0
Natural gas and supplies for gas business	[1]	0
Third party services	[1]	(1,280)
Depreciation and amortization	[1]	(9)
Provision/reversal for litigations	[1]	(156)
Impairment of assets	[1]	0
Other estimated losses, provisions and reversals	[1]	0
Construction cost	[1]	0
Other operating costs and expenses	[1]	15,461
EQUITY IN EARNINGS OF INVESTEES	[1]	(564)
PROFIT (LOSS) BEFORE FINANCIAL INCOME AND TAX	[1]	9,486
Financial income	[1]	6,515
Financial expenses	[1]	(322)
OPERATING PROFIT (LOSS)	[1]	15,679
Income tax and social contribution	[1]	(2,638)
Net income (loss)	[1]	13,041
HOL
Disclosure of operating segments [line items]
NET OPERATING REVENUE		0	6,238	0
Net operating revenues - third-parties		0	6,238	0
Net operating revenues - between segments		0	0	0
OPERATING COSTS AND EXPENSES		(139,784)	101,251	(138,672)
Energy purchased for resale		0	(9,119)	0
Charges for use of the main transmission grid		0	0	0
Personnel and management		(22,782)	(39,429)	(84,593)
Pension and healthcare plans		(2,005)	(6,593)	(9,110)
Materials and supplies		(668)	(688)	(588)
Raw materials and supplies for generation		0	0	0
Natural gas and supplies for gas business		0	0	0
Third party services		(15,089)	(26,755)	(15,472)
Depreciation and amortization		(1,261)	(1,171)	(6,608)
Provision/reversal for litigations		(93,880)	166,316	2,813
Impairment of assets		(4,690)	0	0
Other estimated losses, provisions and reversals		0	0	(7)
Construction cost		0	0	0
Other operating costs and expenses		591	18,690	(25,107)
EQUITY IN EARNINGS OF INVESTEES		14,935	103,725	69,692
PROFIT (LOSS) BEFORE FINANCIAL INCOME AND TAX		(124,849)	211,214	(68,980)
Financial income		186,660	331,646	248,350
Financial expenses		(331,077)	(335,823)	(315,252)
OPERATING PROFIT (LOSS)		(269,266)	207,037	(135,882)
Income tax and social contribution		(15,530)	59,344	3,159
Net income (loss)		(253,736)	147,693	(132,723)
Intersegment operations
Disclosure of operating segments [line items]
NET OPERATING REVENUE		(891,133)	(536,414)	(1,281,316)
Net operating revenues - third-parties		(272,881)	0	0
Net operating revenues - between segments		(618,252)	(536,414)	(1,281,316)
OPERATING COSTS AND EXPENSES		891,133	536,414	1,281,426
Energy purchased for resale		596,565	308,795	283,988
Charges for use of the main transmission grid		195,733	99,359	81,552
Personnel and management		0	0	0
Pension and healthcare plans		0	0	0
Materials and supplies		0	0	0
Raw materials and supplies for generation		5,359	44,445	797,356
Natural gas and supplies for gas business		0	0	0
Third party services		78,131	73,007	110,628
Depreciation and amortization		0	0	0
Provision/reversal for litigations		0	0	0
Impairment of assets		0	0	0
Other estimated losses, provisions and reversals		0	0	7
Construction cost		0	0	0
Other operating costs and expenses		15,345	10,808	7,895
EQUITY IN EARNINGS OF INVESTEES		0	0	0
PROFIT (LOSS) BEFORE FINANCIAL INCOME AND TAX		0	0	110
Financial income		(11,857)	(3,046)	(2,221)
Financial expenses		11,857	3,046	2,124
OPERATING PROFIT (LOSS)		0	0	13
Income tax and social contribution		0	0	0
Net income (loss)		R$ 0	R$ 0	R$ 13

[1]	In 2017, the sale of electric energy became a reportable segment.